Long-term debt (Narrative I) (Details) $ in Thousands					12 Months Ended
	Sep. 27, 2021	Jun. 22, 2021 USD ($)	Sep. 27, 2018 USD ($)	Dec. 19, 2014 USD ($)	Dec. 31, 2022 USD ($) Vessels	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 07, 2020 USD ($)
Debt Instrument [Line Items]
Gain on extinguishment of Debt					$ (435)	$ (980)	$ 374
Minimum cash deposits required to be maintained					$ 21,000	$ 16,500	20,000
Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt | Vessels					34
Long-term Debt, Weighted Average Interest Rate					3.80%	2.45%
Debt Instrument Collateral Amount					$ 722,961
Minimum cash deposits required to be maintained					$ 21,000	$ 16,500
8.375% Senior Unsecured Bond
Debt Instrument [Line Items]
Debt Instrument, Issuance Date					Jun. 22, 2021
Debt Instrument, Face Amount		$ 125,000
Debt Instrument, Interest Rate, Stated Percentage		8.375%
8.375% Senior Unsecured Bond | Officers And Directors
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt		$ 21,000
8.375% Senior Unsecured Bond | June 2024 to May 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					103.35%
8.375% Senior Unsecured Bond | June 2025 to December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					101.675%
8.375% Senior Unsecured Bond | After December 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%
9.5% Senior Unsecured Bond
Debt Instrument [Line Items]
Debt Instrument, Issuance Date					Sep. 27, 2018
Debt Instrument, Face Amount			$ 100,000
Debt Instrument, Payment Terms					payable semi-annually in arrears in March and September of each year
Debt Instrument, Interest Rate, Stated Percentage			9.50%
Debt Instrument, Redemption Price, Percentage	103.80%	106.25%
Fees paid						5,272
Gain on extinguishment of Debt						(57)
Repurchased bonds		$ 78,838
Nominal value of bond repurchased		74,200						$ 8,000
Debt Instrument, Call Feature					The bond was callable in whole or in parts in three years at a price equal to 103.8% of nominal value; in four years at a price equal to 101.9% of the nominal value and in four and a half years at a price equal to 100% of nominal value.
Gain (Loss) on Repurchase of Debt Instrument						$ (880)	$ 374
Debt extinguishment, amount		800
Debt refinanced, amount excluding extinguishment		$ 73,400
9.5% Senior Unsecured Bond | Officers And Directors
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt			$ 16,200
9.5% Senior Unsecured Bond | In three years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			103.80%
9.5% Senior Unsecured Bond | In four years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			101.90%
9.5% Senior Unsecured Bond | In four and a half years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%
BNP Paribas [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 53,500
Debt Instrument, Maturity Date				Nov. 30, 2021